SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE SHARES (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Anti-dilutive shares		3,612,500
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares		3,612,500